Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.03	$ 0.03
Common Stock, Shares Authorized (in shares)	200,000,000	200,000,000
Common Stock, Shares, Outstanding (in shares)	7,055,881	7,047,537
Common Stock, Shares, Issued (in shares)	7,055,881	7,047,537